Acquisitions and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions and Discontinued Operations

3. Discontinued Operations:

In January 2012, the Company sold its Higher Education (“HE”) business and used the net cash proceeds (as defined in its senior secured credit agreement) of $1,222 million, which is the gross transaction value of $1,775 million less applicable taxes and fees, to repay a pro-rata portion of its outstanding term loans. In July 2012, the Company sold its FS subsidiary SunGard Global Services France for gross proceeds of €14 million. The results for discontinued operations have been represented for the three months ended March 31, 2012 to show the impact of these sales.

The results for the discontinued operations for the three months ended March 31, 2012 and 2013 were as follows (in millions):

	Three Months Ended
	March 31, 2012	March 31, 2013
Revenue	$37	$—

Operating income (loss)	(3)	—
Gain on sale of business	563	—

Income (loss) before income taxes	560	—
Benefit from (provision for) income taxes	(249)	—

Income (loss) from discontinued operations	$311	$—

In the first quarter of 2012, the Company recorded a $563 million pre-tax gain on the sale of the HE business.

2. Acquisitions and Discontinued Operations:

Acquisitions

The Company seeks to acquire businesses that broaden its existing product lines and service offerings and expand its geographic reach. During 2012, the Company completed two acquisitions in its FS segment. Cash paid, net of cash acquired, was $39 million (see Note 16). In addition, the Company paid approximately $1 million related to deferred purchase price from prior year acquisitions.

During 2011, the Company paid $35 million for five acquisitions in its FS segment, and, in 2010, the Company paid a total of $82 million for three acquisitions in its FS segment and one in its AS segment.

The acquisitions discussed above for 2012, 2011 and 2010 were not material to the Company’s operations, financial position or cash flows.

At December 31, 2012, contingent purchase price obligations that depend upon the operating performance of certain acquired businesses were $6 million, of which $3 million is included in other long-term debt.

Discontinued Operations

In December 2010, the Company sold its PS UK business. In January 2012, the Company sold its Higher Education (“HE”) business and used the net cash proceeds (as defined in its senior secured credit agreement of $1.222 billion), which is the gross transaction value of $1.775 billion less an estimate of applicable taxes and fees, to repay a pro-rata portion of its outstanding term loans (see Note 5). In July 2012, the Company sold its FS subsidiary SunGard Global Services France for gross proceeds of €14 million.

The results for the discontinued operations for the years ended December 31, 2010, 2011 and 2012 were as follows (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue	$735	$551	$55
Operating income (loss)	(20)	91	(5)
Gain (loss) on sale of business	(94)	—	571

Income (loss) before income taxes	(114)	91	566
Benefit from (provision for) income taxes	(42)	(171)	(235)

Income (loss) from discontinued operations, net of tax	$(156)	$(80)	$331

In 2010, the Company recorded $123 million of goodwill impairment charges, of which $91 million was related to PS UK and $32 million was related to HE MS, and a loss on disposal of approximately $94 million, including the write-off of the currency translation adjustment (CTA). In 2011, the Company recorded $135 million of deferred tax expense related to the book-over-tax basis difference in a HE subsidiary. Also in 2011, the Company increased goodwill by $14 million and recorded a $3 million goodwill impairment charge (see Goodwill discussion in Note 1). In 2012, the Company recorded a $563 million gain on the sale of the Higher Education business.

Assets and liabilities related to discontinued operations consisted of the following (in millions) at December 31, 2011:

December 31, 2011
Cash	$6
Accounts receivable, net	105
Prepaid expenses and other current assets	11
Deferred income taxes	3
Property and equipment, net	31
Software products, net	77
Customer base, net	188
Goodwill	929

Assets related to discontinued operations	$1,350

Accounts payable	$1
Accrued compensation and benefits	24
Other accrued expenses	16
Deferred revenue	106
Deferred income taxes	99

Liabilities related to discontinued operations	$246